ING

August 21, 2006

United States Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	File Nos. 811-05626; 333-28769 – Registration on N-4 ING GoldenSelect Access

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING GoldenSelect Access Prospectus under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)

The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Sincerely,

/s/Randi Gage

Randi Gage

Senior Paralegal

1475 Dunwoody Drive West Chester, PA 19380	GOLDENSELECT SERIES Issued by ING USA Annuity and Life Insurance Company
Tel: (610) 425-3539 Fax: (610) 425-3520